Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Assets

Other assets as at December 31 were comprised of:

	2018	2017

Deferred income tax assets (Note 9)	$216	$18
Ammonia catalysts – net of accumulated amortization of $79 (2017 – $61)	81	42
Long-term income tax receivable (Note 9)	36	64
Accrued pension benefit asset (Note 28)	27	24
Other – net of accumulated amortization of $38 (2017 – $35)	165	98

	$525	$246